RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

Founder Shares

On October 8, 2024, the Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, for which the Company issued 5,750,000 founder shares to the Sponsor. On January 10, 2025, the Company issued an additional 958,333 founder shares (up to 125,000 shares of which were subject to forfeiture depending on the extent to which the Underwriters’ over-allotment option is exercised) for no additional consideration, resulting in the Sponsor holding a total of 6,708,333 founder shares (up to 875,000 of which are subject to forfeiture by the holders thereof depending on the extent to which the Underwriters’ option to purchase additional Units is exercised). All share and per share data have been retrospectively presented. On January 21, 2025, the Underwriters partially exercised their over-allotment option and forfeited the unexercised balance. As a result of the partial exercise and the subsequent forfeiture of the over-allotment option by the Underwriters, 500,000 founder shares are no longer subject to forfeiture and 375,000 founder shares were forfeited, resulting in the Sponsor (after giving effect to the founder share transfers described below) holding 5,203,333 founder shares.

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2026

(UNAUDITED)

On December 1, 2024 and January 1, 2025, the Sponsor transferred 250,000 and 750,000 founder shares to each of Nicholas Geeza, the Company’s Executive Vice President, Chief Financial Officer (“CFO”) and Secretary, and Thomas Hennessy, the Company’s President and Chief Operating Officer (“COO”), respectively. The founder shares were transferred for total consideration of $0.004 per share, or $1,000 and $3,000, respectively, due to the Sponsor. On December 19, 2024, the Sponsor transferred an aggregate of 130,000 founder shares to its independent directors, for total consideration of $0.004 per share, or $520, due to the Sponsor. The founder shares are automatically forfeited back to the Sponsor if the holder of such founder shares is no longer providing services to the Company prior to the Initial Business Combination. The sale of the founder shares to the Company’s CFO, COO, and its independent directors, are in the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 1,130,000 shares granted to the Company’s CFO, COO, and its independent directors was $1,118,700, or $0.99 per share. The founder shares were granted subject to a performance condition (i.e., providing services through the Company’s Initial Business Combination). Compensation expense related to the founder shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issued upon conversion thereof until the earlier to occur of (i) 180 days after the completion of the Company’s Initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the Initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any founder shares (the “Lock-up”).

Promissory Note - Related Party

The Sponsor agreed to loan the Company an aggregate of up to $250,000 to be used for a portion of the expenses of the Initial Public Offering (the “Promissory Note”). The Promissory Note is non-interest bearing, unsecured and due at the earlier of March 31, 2025 or the closing of the Initial Public Offering. During the year ended December 31, 2024, the Company had borrowed $76,790 under the Promissory Note. On January 21, 2025, the Company repaid the total outstanding balance of the Promissory Note amounting to $109,994. No further borrowings are available under the Promissory Note.

Working Capital Loans

In order to finance transaction costs in connection with an Initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an Initial Business Combination, the Company would repay the Working Capital Loans. In the event that an Initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $2,500,000 of such Working Capital Loans may be convertible into Private Placement Units of the post Initial Business Combination entity at a price of $10.00 per Unit at the option of the lender. As of March 31, 2026 and December 31, 2025, no such Working Capital Loans were outstanding.

Administrative Services Agreement and Payments to Officer and Consultants

The Company entered into an agreement with the Sponsor, commencing on January 17, 2025 through the earlier of the Company’s consummation of an Initial Business Combination and its liquidation, to pay an aggregate of $15,000 per month for office space, utilities, and secretarial and administrative support services, which amount increased to $25,000 per month beginning September 1, 2025. For the three months ended March 31, 2026 and 2025, the Company incurred and paid $75,000 and $37,258 administrative services fees, respectively.

The Company entered into an agreement with its Chief Financial Officer, commencing on January 17, 2025, to pay an aggregate of $10,000 per month for services prior to the consummation of the Company’s Initial Business Combination or until the Company’s liquidation. For the three months ended March 31, 2026, the Company incurred and paid $21,761, under this agreement with the Chief Financial Officer. For the three months ended March 31, 2025, the Company incurred $24,839 under this agreement with the CFO and are included in accounts payable and accrued expenses on the unaudited condensed consolidated balance sheets. The Company has agreed to pay consulting and advisory fees of $11,000 per month, with a discretionary annual bonus of up to $25,000, to an affiliate of the Sponsor for services related to the execution and consummation of an Initial Business Combination, which payments commenced in September 2025. An aggregate of approximately $9,355 was charged to operations for the three months ended March 31, 2026 for such consulting and advisory services. In addition, in January 2025, the Company began to compensate a Vice President of the Company $16,500 per month, with a discretionary annual bonus of up to $165,000, for her services. An aggregate of approximately $121,734, was charged to operations for the three months ended March 31, 2026, for such services. For the three months ended March 31, 2025, the Company did not incur any fees for these services. Effective March 1, 2026, the CFO, consultant advisor and Vice President agreed to waive further payments for their services to the Company until such time as they may notify the Company otherwise.

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2026

(UNAUDITED)

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On October 8, 2024, the Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, for which the Company issued 5,750,000 founder shares to the Sponsor. On January 10, 2025, the Company issued an additional 958,333 founder shares (up to 125,000 shares of which were subject to forfeiture depending on the extent to which the Underwriters’ over-allotment option is exercised) for no additional consideration, resulting in the Sponsor holding a total of 6,708,333 founder shares (up to 875,000 of which are subject to forfeiture by the holders thereof depending on the extent to which the Underwriters’ option to purchase additional Units is exercised). All share and per share data have been retrospectively presented. On January 21, 2025, the Underwriters partially exercised their over-allotment option and forfeited the unexercised balance. As a result of the partial exercise and the subsequent forfeiture of the over-allotment option by the Underwriters, 500,000 founder shares are no longer subject to forfeiture and 375,000 founder shares were forfeited, resulting in the Sponsor (after giving effect to the founder share transfers described below) holding 5,203,333 founder shares.

On December 1, 2024 and January 1, 2025, the Sponsor transferred 250,000 and 750,000 founder shares to each of Nicholas Geeza, the Company’s Executive Vice President, Chief Financial Officer (“CFO”) and Secretary, and Thomas Hennessy, the Company’s President and Chief Operating Officer (“COO”), respectively. The founder shares were transferred for total consideration of $0.004 per share, or $1,000 and $3,000, respectively, due to the Sponsor. On December 19, 2024, the Sponsor transferred an aggregate of 130,000 founder shares to its independent directors, for total consideration of $0.004 per share, or $520, due to the Sponsor. The founder shares are automatically forfeited back to the Sponsor if the holder of such founder shares is no longer providing services to the Company prior to the Initial Business Combination. The sale of the founder shares to the Company’s CFO, COO, and its independent directors, are in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 1,130,000 shares granted to the Company’s CFO, COO, and its independent directors was $1,118,700, or $0.99 per share. The founder shares were granted subject to a performance condition (i.e., providing services through the Company’s Initial Business Combination). Compensation expense related to the founder shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance.

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issued upon conversion thereof until the earlier to occur of (i) 180 days after the completion of the Company’s Initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the Initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any founder shares (the “Lock-up”).

Promissory Note — Related Party

The Sponsor agreed to loan the Company an aggregate of up to $250,000 to be used for a portion of the expenses of the Initial Public Offering (the “Promissory Note”). The Promissory Note is non-interest bearing, unsecured and due at the earlier of March 31, 2025 or the closing of the Initial Public Offering. During the year ended December 31, 2024, the Company had borrowed $76,790 under the Promissory Note. On January 21, 2025, the Company repaid the total outstanding balance of the Promissory Note amounting to $109,994. As of December 31, 2025 and 2024, the Company had $0 and $76,790, respectively, outstanding balance under the Promissory Note. No further borrowings are available under the Promissory Note.

Working Capital Loans

In order to finance transaction costs in connection with an Initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an Initial Business Combination, the Company would repay the Working Capital Loans. In the event that an Initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $2,500,000 of such Working Capital Loans may be convertible into Private Placement Units of the post Initial Business Combination entity at a price of $10.00 per Unit at the option of the lender. As of December 31, 2025 and 2024, no such Working Capital Loans were outstanding.

Administrative Services Agreement and Payments to Officer and Consultants

The Company entered into an agreement with the Sponsor, commencing on January 17, 2025 through the earlier of the Company’s consummation of an Initial Business Combination and its liquidation, to pay an aggregate of $15,000 per month for office space, utilities, and secretarial and administrative support services, which amount increased to $25,000 per month beginning September 1, 2025. For the year ended December 31, 2025, the Company incurred and paid $327,097 administrative services fees.

The Company entered into an agreement with its Chief Financial Officer, commencing on January 17, 2025, to pay an aggregate of $10,000 per month for services prior to the consummation of the Company’s Initial Business Combination or until the Company’s liquidation. For the year ended December 31, 2025, the Company incurred and paid $114,839, under this agreement with the Chief Financial Officer. The Company has agreed to pay consulting and advisory fees of $11,000 per month, with a discretionary annual bonus of up to $25,000, to an affiliate of the Sponsor for services related to the execution and consummation of an Initial Business Combination, which payments commenced in September 2025. An aggregate of approximately $42,068 was charged to operations for the year ended December 31, 2025 for such consulting and advisory services. In addition, in January 2025, the Company began to compensate a Vice President of the Company $16,500 per month, with a discretionary annual bonus of up to $165,000, for her services. An aggregate of approximately $212,258, was charged to operations for the year ended December 31, 2025, for such services. For the period from September 27, 2024 (inception) through December 31, 2024, the Company did not incur any fees for these services.

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025